SEGMENT INFORMATION Segment Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 10,763	$ 10,532
Long-term investments	164	195
Deferred tax assets	338	259
Right-of-use asset	154	150
Other assets	708	686
Other Noncurrent Assets [Member]
Segment Reporting Information [Line Items]
Deferred tax assets	284	246
Operating Segments
Segment Reporting Information [Line Items]
Capital Expenditures	298	291
Total assets	8,024	8,313
Operating Segments | Life Sciences and Applied Markets
Segment Reporting Information [Line Items]
Capital Expenditures	64	71
Total assets	3,161	3,241
Operating Segments | Diagnostics and Genomics
Segment Reporting Information [Line Items]
Capital Expenditures	212	187
Total assets	3,966	4,203
Operating Segments | Agilent CrossLab
Segment Reporting Information [Line Items]
Capital Expenditures	22	33
Total assets	897	869
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Cash and Cash Equivalents	1,590	1,053
Prepaid Expense, Current	139	119
Long-term investments	164	195
Long term and other receivables	127	134
Deferred tax assets	284	246
Right-of-use asset	154	150
Other assets	$ 281	$ 322